Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Taxes
Taxes recognized in profit or loss

	Year ended December 31,
	2017	2016	2015
	(Euro, in thousands)

Current tax	€(218)	€(466)	€(215)
Deferred tax	20	231	1,433
Income taxes	€(198)	€(235)	€1,218

Tax Liabilities

	December 31,
	2017	2016	2015
	(Euro, in thousands)
Current tax payable	€865	€1,022	€2,583
Total tax liabilities	€865	€1,022	€2,583

Tax reconciled to the accounting result

	Year ended December 31,
	2017	2016	2015
	(Euro, in thousands)

Income / loss (-) before tax	€(115,507)	€54,246	€(119,627)
Income tax debit / credit (-), calculated using the Belgian statutory tax rate on the accounting income / loss (-) before tax (theoretical)	(39,261)	18,438	(40,661)
Tax expenses / income (-) in statement of operations (effective)	198	235	(1,218)
Difference in tax expense / income to explain	€39,458	€(18,203)	€39,444

Effect of tax rates in other jurisdictions	€14	€163	€328
Effect of non-taxable revenues	(11,277)	(27,399)	(5,934)
Effect of consolidation entry without tax impact	5,419	3,533	1,652
Effect of non-tax deductible expenses	404	856	10,783
Effect of recognition of previously non recognized deferred tax assets	(414)	(421)	(1,307)
Effect of change in tax rates	181
Effect of tax losses (utilized) reversed	(763)	(655)	(597)
Effect from under or over provisions in prior periods			58
Effect of non-recognition of deferred tax assets	45,895	5,720	34,783
Effect of R&D tax credit claims			(322)
Total explanations	€39,458	€(18,203)	€39,444